Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent	$ 34,488	$ (7,887)	$ 4,075	$ 41,397	$ 29,620	$ (7,505)	$ 2,793	$ 37,511	$ 72,073	$ 62,419	$ 60,026
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	(124,655)	(608)	(1,346)	(1,087)	(1,345)	(535)	(774)	(870)	(127,696)	(3,524)	(6,323)
Net income (loss)	$ (90,167)	$ (8,495)	$ 2,729	$ 40,310	$ 28,275	$ (8,040)	$ 2,019	$ 36,641	$ (55,623)	$ 58,895	$ 53,703
Average common shares outstanding - basic	28,716,000	28,678,000	28,648,000	28,633,000	28,071,000	27,554,000	27,510,000	27,448,000	28,669,000	27,647,000	27,347,000
Additional shares for stock-based compensation plans									84,000	132,000	70,000
Average common shares outstanding - diluted	28,797,000	28,678,000	28,717,000	28,723,000	28,202,000	27,554,000	27,632,000	27,560,000	28,753,000	27,779,000	27,417,000
Income (Loss) from Continuing Operations, Per Basic Share	$ 1.20	$ (0.28)	$ 0.14	$ 1.45	$ 1.06	$ (0.27)	$ 0.10	$ 1.37	$ 2.51	$ 2.26	$ 2.19
Income (Loss) from Continuing Operations, Per Diluted Share	1.20	(0.28)	0.14	1.44	1.05	(0.27)	0.10	1.36	2.51	2.25	2.19
Basic	(4.34)	(0.02)	(0.04)	(0.04)	(0.05)	(0.02)	(0.03)	(0.03)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share	(4.33)	(0.02)	(0.04)	(0.04)	(0.05)	(0.02)	(0.03)	(0.03)
Earnings (loss) per share of common stock - basic	(3.14)	(0.30)	0.10	1.41	1.01	(0.29)	0.07	1.33	(1.94)	2.13	1.96
Earnings (loss) per share of common stock - diluted	$ (3.13)	$ (0.30)	$ 0.10	$ 1.40	$ 1.00	$ (0.29)	$ 0.07	$ 1.33	$ (1.93)	$ 2.12	$ 1.96
Antidilutive shares									13,000	5,000	12,000